Leases	12 Months Ended
Dec. 31, 2019
Leases	LEASES

The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants lease property, plant and equipment including, but not limited to, fleet, information technology and real estate leases. These leases require payments of non-lease components, including related property taxes, operating and maintenance costs. As of the adoption date of ASU 2016-02, management elected not to separate non-lease components from associated lease components in accordance with the accounting guidance for “Leases.”  Many of these leases have purchase or renewal options. Leases not renewed are often replaced by other leases. Options to renew or purchase a lease are included in the measurement of lease assets and liabilities if it is reasonably certain the Registrant will exercise the option.

Lease obligations are measured using the discount rate implicit in the lease when that rate is readily determinable. AEP has visibility into the rate implicit in the lease when assets are leased from selected financial institutions under master leasing agreements. When the implicit rate is not readily determinable, the Registrants measure their lease obligation using their estimated secured incremental borrowing rate. Incremental borrowing rates are comprised of an underlying risk free rate and a secured credit spread relative to the lessee on a matched maturity basis.

Operating lease rentals and finance lease amortization costs are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Effective in 2019, interest on finance lease liabilities is generally charged to Interest Expense. Finance lease interest for periods prior to 2019 were charged to Other Operation and Maintenance expense. Lease costs associated with capital projects are included in Property, Plant and Equipment on the balance sheets. For regulated operations with finance leases, a finance lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period.  Finance leases for nonregulated property are accounted for as if the assets were owned and financed.  The components of rental costs were as follows:

Year Ended December 31, 2019	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Operating Lease Cost	$286.0	$16.5	$2.5	$19.5	$93.1	$18.0	$6.8	$8.0
Finance Lease Cost:
Amortization of Right-of-Use Assets	70.8	5.1	0.1	6.7	5.7	3.5	3.1	11.0
Interest on Lease Liabilities	16.4	1.4	—	2.9	2.9	0.7	0.6	2.9
Total Lease Rental Costs (a)	$373.2	$23.0	$2.6	$29.1	$101.7	$22.2	$10.5	$21.9

Year Ended December 31, 2018	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Operating Lease Cost	$245.0	$13.6	$2.7	$18.2	$89.2	$10.7	$5.7	$6.5
Finance Lease Cost:
Amortization of Right-of-Use Assets	62.4	4.8	0.1	7.0	6.6	3.9	3.2	11.2
Interest on Lease Liabilities	16.4	1.2	—	3.0	3.3	0.5	0.4	3.2
Total Lease Rental Costs	$323.8	$19.6	$2.8	$28.2	$99.1	$15.1	$9.3	$20.9

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Operating Lease Cost	$231.3	$10.5	$1.7	$17.5	$88.4	$8.2	$4.4	$5.3
Finance Lease Cost:
Amortization of Right-of-Use Assets	66.3	4.0	—	6.9	11.1	4.1	4.0	11.2
Interest on Lease Liabilities	16.7	0.8	—	3.7	3.2	0.5	0.6	3.6
Total Lease Rental Costs	$314.3	$15.3	$1.7	$28.1	$102.7	$12.8	$9.0	$20.1

(a)	Excludes variable and short-term lease costs, which were immaterial for the twelve months ended December 31, 2019.

Supplemental information related to leases are shown in the tables below:

December 31, 2019	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
Weighted-Average Remaining Lease Term (years):
Operating Leases	5.23	6.93	2.25	6.28	3.91	7.94	7.07	6.64
Finance Leases	5.85	6.69	0.25	6.12	6.55	6.49	6.23	5.16
Weighted-Average Discount Rate:
Operating Leases	3.60%	3.77%	3.14%	3.64%	3.45%	3.76%	3.64%	3.76%
Finance Leases	5.98%	4.62%	9.33%	8.08%	8.47%	4.54%	4.62%	5.01%

Year Ended December 31,2019	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating Cash Flows Used for Operating Leases	$284.7	$15.3	$2.4	$19.0	$94.3	$18.0	$6.7	$7.9
Operating Cash Flows Used for Finance Leases	16.4	1.4	—	2.9	3.1	0.7	0.6	3.0
Financing Cash Flows Used for Finance Leases	70.7	5.1	—	6.7	5.7	3.5	3.1	11.0

Non-cash Acquisitions Under Operating Leases	$125.0	$13.8	$0.6	$10.2	$18.7	$35.4	$8.2	$11.4

The following tables show property, plant and equipment under finance leases and noncurrent assets under operating leases and related obligations recorded on the balance sheets.  Unless shown as a separate line on the balance sheets due to materiality, net operating lease assets are included in Deferred Charges and Other Noncurrent Assets, current finance lease obligations are included in Other Current Liabilities and long-term finance lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets. Lease obligations are not recognized on the balance sheets for lease agreements with a lease term of less than twelve months.

December 31, 2019	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Finance Leases:
Generation	$131.6	$—	$—	$39.9	$28.8	$—	$0.6	$34.1
Other Property, Plant and Equipment	323.0	45.9	0.2	18.9	39.3	27.3	21.6	51.6
Total Property, Plant and Equipment	454.6	45.9	0.2	58.8	68.1	27.3	22.2	85.7
Accumulated Amortization	151.5	11.8	0.2	17.0	23.0	7.2	7.1	28.4
Net Property, Plant and Equipment Under Finance Leases	$303.1	$34.1	$—	$41.8	$45.1	$20.1	$15.1	$57.3

Obligations Under Finance Leases:
Noncurrent Liability	$249.2	$28.2	$—	$35.0	$38.8	$16.2	$11.9	$47.1
Liability Due Within One Year	57.6	5.9	—	6.8	6.3	3.9	3.2	10.5
Total Obligations Under Finance Leases	$306.8	$34.1	$—	$41.8	$45.1	$20.1	$15.1	$57.6

December 31, 2018	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Finance Leases:
Generation	$131.3		$—	$—	$38.7	$27.0	$—	$2.6	$34.3
Other Property, Plant and Equipment	373.9		38.8	0.2	17.3	33.3	20.4	17.6	119.8
Total Property, Plant and Equipment	505.2		38.8	0.2	56.0	60.3	20.4	20.2	154.1
Accumulated Amortization	226.4		10.3	0.1	16.2	21.6	8.3	7.9	99.9
Net Property, Plant and Equipment Under Finance Leases	$278.8		$28.5	$0.1	$39.8	$38.7	$12.1	$12.3	$54.2

Obligations Under Finance Leases:
Noncurrent Liability	$233.5		$24.0	$—	$33.7	$33.4	$9.2	$9.5	$50.6
Liability Due Within One Year	55.5	55.5	4.5	0.1	6.1	5.3	2.9	2.8	10.2
Total Obligations Under Finance Leases	$289.0		$28.5	$0.1	$39.8	$38.7	$12.1	$12.3	$60.8

December 31, 2019	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Operating Lease Assets	$957.4	$81.8	$3.8	$78.5	$294.9	$88.0	$36.8	$40.5

Obligations Under Operating Leases:
Noncurrent Liability	$734.6	$71.1	$1.9	$64.0	$211.6	$76.0	$31.0	$34.7
Liability Due Within One Year	234.1	12.0	2.1	15.2	87.3	12.5	5.8	6.5
Total Obligations Under Operating Leases	$968.7	$83.1	$4.0	$79.2	$298.9	$88.5	$36.8	$41.2

Future minimum lease payments consisted of the following as of December 31, 2019:

Finance Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2020	$72.7	$7.3	$—	$9.6	$9.4	$4.7	$3.8	$12.9
2021	64.9	6.7	—	8.9	8.7	4.3	3.2	11.9
2022	56.4	6.0	—	8.2	8.0	3.4	2.6	10.6
2023	49.6	5.4	—	7.7	7.5	2.8	2.3	9.8
2024	57.4	4.6	—	7.1	10.8	2.4	1.8	14.2
Later Years	64.4	9.8	—	9.8	16.4	5.7	3.8	6.8
Total Future Minimum Lease Payments	365.4	39.8	—	51.3	60.8	23.3	17.5	66.2
Less: Imputed Interest	58.6	5.7	—	9.5	15.7	3.2	2.4	8.6
Estimated Present Value of Future Minimum Lease Payments	$306.8	$34.1	$—	$41.8	$45.1	$20.1	$15.1	$57.6

Operating Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2020	$269.9	$16.0	$2.2	$18.3	$97.0	$16.2	$7.3	$8.6
2021	253.6	15.3	1.2	15.7	92.9	14.2	6.4	8.2
2022	245.6	14.2	0.6	14.7	92.8	13.5	6.0	7.6
2023	74.8	13.0	0.1	11.9	10.1	12.3	5.6	6.4
2024	62.0	11.4	—	9.0	8.6	10.7	4.8	5.0
Later Years	169.7	26.0	—	20.0	21.0	36.5	12.0	11.8
Total Future Minimum Lease Payments	1,075.6	95.9	4.1	89.6	322.4	103.4	42.1	47.6
Less: Imputed Interest	106.9	12.8	0.1	10.4	23.5	14.9	5.3	6.4
Estimated Present Value of Future Minimum Lease Payments	$968.7	$83.1	$4.0	$79.2	$298.9	$88.5	$36.8	$41.2

Future minimum lease payments consisted of the following as of December 31, 2018:

Finance Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$70.8	$5.8	$0.1	$9.0	$8.2	$3.3	$3.4	$13.1
2020	60.2	5.3	—	8.0	7.2	2.7	2.6	11.5
2021	51.7	4.7	—	7.3	6.6	2.3	2.0	10.5
2022	43.8	4.2	—	6.8	6.1	1.7	1.6	9.4
2023	35.5	3.7	—	6.3	5.7	1.2	1.4	8.6
Later Years	90.2	10.1	—	13.3	21.7	2.8	3.3	18.7
Total Future Minimum Lease Payments	352.2	33.8	0.1	50.7	55.5	14.0	14.3	71.8
Less: Imputed Interest	63.2	5.3	—	10.9	16.8	1.9	2.0	11.0
Estimated Present Value of Future Minimum Lease Payments	$289.0	$28.5	$0.1	$39.8	$38.7	$12.1	$12.3	$60.8

Operating Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$259.6	$15.1	$2.3	$17.6	$92.6	$14.5	$6.5	$7.4
2020	250.1	14.1	1.8	16.5	89.3	13.2	6.0	7.2
2021	232.7	13.2	1.0	13.9	84.8	10.9	5.0	6.7
2022	222.5	12.2	0.5	12.8	83.8	10.0	4.6	6.1
2023	58.3	10.8	0.1	9.9	6.5	8.8	4.1	5.0
Later Years	165.2	28.4	—	20.5	19.5	31.7	10.7	11.7
Total Future Minimum Lease Payments	$1,188.4	$93.8	$5.7	$91.2	$376.5	$89.1	$36.9	$44.1

Master Lease Agreements (Applies to all Registrants except AEPTCo)

The Registrants lease certain equipment under master lease agreements.  Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrants are committed to pay the difference between the actual fair value and the residual value guarantee.  Historically, at the end of the lease term the fair value has been in excess of the amount guaranteed.  As of December 31, 2019, the maximum potential loss by the Registrants for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term was as follows:

Company	Maximum Potential Loss
(in millions)
AEP	$47.3
AEP Texas	11.3
APCo	6.6
I&M	4.1
OPCo	7.3
PSO	4.2
SWEPCo	4.8

Rockport Lease (Applies to AEP and I&M)

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant, Unit 2 (the Plant).  The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors. In the first quarter of 2019, in accordance with ASU 2016-02, the $37 million unamortized gain ($15 million related to I&M) associated with the sale-and-leaseback of the Plant was recognized as an adjustment to equity.  The adjustment to equity was then reclassified to regulatory liabilities in accordance with accounting guidance for “Regulated Operations” as AEGCo and I&M will continue to provide the benefit of the unamortized gain to customers in future periods.

The Owner Trustee owns the Plant and leases equal portions to AEGCo and I&M.  The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note.  The lease term is for 33 years and at the end of the lease term, AEGCo and I&M have the option to renew the lease at a rate that approximates fair value.  The option to renew was not included in the measurement of the lease obligation as of December 31, 2019 as the execution of the option was not reasonably certain. AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt.  The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2019 were as follows:

Future Minimum Lease Payments	AEP (a)	I&M
	(in millions)
2020	$147.8	$73.9
2021	147.8	73.9
2022	147.5	73.7
Total Future Minimum Lease Payments	$443.1	$221.5

(a)    AEP’s future minimum lease payments include equal shares from AEGCo and I&M.

AEPRO Boat and Barge Leases (Applies to AEP)

In 2015, AEP sold its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. Certain boat and barge leases acquired by the nonaffiliated party are subject to an AEP guarantee in favor of the respective lessors, ensuring future payments under such leases with maturities up to 2027. As of December 31, 2019, the maximum potential amount of future payments required under the guaranteed leases was $55 million. Under the terms of certain of the arrangements, upon the lessors exercising their rights after an event of default by the nonaffiliated party, AEP is entitled to enter into new lease arrangements as a lessee that would have substantially the same terms as the existing leases. Alternatively, for the arrangements with one of the lessors, upon an event of default by the nonaffiliated party and the lessor exercising its rights, payment to the lessor would allow AEP to step into the lessor’s rights as well as obtaining title to the assets. Under either situation, AEP would have the ability to utilize the assets in the normal course of barging operations. AEP would also have the right to sell the acquired assets for which it obtained title. As of December 31, 2019, AEP’s boat and barge lease guarantee liability was $5 million, of which $2 million was recorded in Other Current Liabilities and $3 million was recorded in Deferred Credits and Other Noncurrent Liabilities on AEP’s balance sheet.

In February 2020, the nonaffiliated party filed Chapter 11 bankruptcy. The party entered into a restructuring support agreement and has announced it expects to continue their operations as normal. Management has determined that it is reasonably possible that enforcement of AEP’s liability for future payments under these leases will be exercised within the next twelve months. In such an event, if AEP is unable to sell or incorporate any of the acquired assets into its fleet operations, it could reduce future net income and cash flows and impact financial condition.

Lessor Activity

The Registrants’ lessor activity was immaterial as of and for the twelve months ended December 31, 2019.